FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2023
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2022	2023
	RMB	RMB	US$
			(Note 2)
ASSETS
Cash and cash equivalents	70,937	8,881	1,251
Short-term investment	2,487,775	1,020,094	143,677
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE	58,323,580	65,804,572	9,268,380
Long-term investment	—	69,629	9,807
TOTAL ASSETS	60,882,292	66,903,176	9,423,115
LIABILITIES AND EQUITY
Dividends payable	1,497	1,548	218
Other current liability	63,273	70,333	9,906
Convertible senior notes	6,788,971	7,029,550	990,091
Total liabilities	6,853,741	7,101,431	1,000,215

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares Authorized; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023)	535	525	74
Additional paid-in capital	26,717,727	24,201,745	3,408,744
Treasury shares, at cost (11,671,525 and 3,000,000 shares as of December 31, 2022 and 2023, respectively)	(2,062,530)	(510,986)	(71,971)
Retained earnings	29,459,491	36,301,185	5,112,915
Accumulated other comprehensive loss	(86,672)	(190,724)	(26,862)
Total shareholders’ equity	54,028,551	59,801,745	8,422,900
TOTAL LIABILITIES AND EQUITY	60,882,292	66,903,176	9,423,115

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Operating expenses:
General and administrative	(251,146)	(197,209)	(260,613)	(36,707)
Other operating income, net	54,620	59,881	52,968	7,460
Total operating expenses	(196,526)	(137,328)	(207,645)	(29,247)
Interest income	72,987	22,927	79,737	11,231
Interest expense	(2,206)	(64,412)	(162,326)	(22,863)
Loss from operations	(125,745)	(178,813)	(290,234)	(40,879)
(Loss)/gain from fair value change at financial instruments	(40,916)	15,995	58,682	8,265
Loss before income tax and share of profit in subsidiaries, VIE and equity method investments	(166,661)	(162,818)	(231,552)	(32,614)
Income tax expense	(23,101)	(19,987)	(26,270)	(3,700)
Share of profit in subsidiaries, VIE and equity method investments	4,944,589	6,991,861	9,006,826	1,268,586
Net income attributable to ZTO Express (Cayman) Inc.	4,754,827	6,809,056	8,749,004	1,232,272
Net income attributable to ordinary shareholders	4,754,827	6,809,056	8,749,004	1,232,272
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(146,533)	155,432	(104,052)	(14,655)
Comprehensive income	4,608,294	6,964,488	8,644,952	1,217,617

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net income	4,754,827	6,809,056	8,749,004	1,232,272
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	248,027	178,980	254,976	35,913
Fair value change at financial instruments	40,916	(15,995)	(58,682)	(8,265)
Share of profit in subsidiaries and VIE	(4,944,589)	(6,991,861)	(9,006,826)	(1,268,586)
Changes in operating assets and liabilities:
Prepayments and other current assets	13,013	—	—	—
Other current liabilities	(23,318)	35,458	87,973	12,393
Net cash provided by operating activities	88,876	15,638	26,445	3,727
Cash flows from investing activities:
Payment and collection of loans to and investments in subsidiaries, VIE and equity investees	(1,249,655)	(2,580,373)	1,561,076	219,873
Purchases of short-term investment	(8,268,243)	(4,171,949)	(6,188,527)	(871,636)
Maturity of short-term investment	10,552,118	1,840,751	7,723,557	1,087,840
Purchases of long-term investment	—	—	(69,101)	(9,733)
Maturity of long-term investment	645,110	—	—	—
Net cash provided by /(used in) investing activities	1,679,330	(4,911,571)	3,027,005	426,344
Cash flows from financing activities:
Payment of issuance cost	(887)	(228)	—	—
Payment of dividends	(1,353,969)	(1,323,205)	(2,072,509)	(291,907)
Proceeds from issuance of convertible senior notes, net of issuance cost paid and capped call option	—	6,416,762	—	—
Repurchase of ordinary shares	(3,810,586)	(84,547)	(1,006,451)	(141,756)
Proceeds from short-term borrowing	647,386	655,520	1,362,060	191,842
Repayment of short-term borrowing	—	(1,442,104)	(1,379,140)	(194,248)
Net cash (used in)/provided by financing activities	(4,518,056)	4,222,198	(3,096,040)	(436,069)
Effect of exchange rate changes on cash, cash equivalents	(72,740)	123,638	(19,466)	(2,742)
Net change in cash, cash equivalents	(2,822,590)	(550,097)	(62,056)	(8,740)
Cash, cash equivalents, beginning of year	3,443,624	621,034	70,937	9,991
Cash, cash equivalents, end of year	621,034	70,937	8,881	1,251

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Supplemental disclosure on non-cash information
Cash dividends declared in payables	321	730	7	1

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as "Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE" and the subsidiaries and VIE's profit or loss as "Share of profit in subsidiaries, VIE and equity method investments" on the Condensed Statements of Operations and Comprehensive Income.

3)As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.

4)Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of 7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.